Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 205,037	$ (1,860)
Non-cash items:
Unrealized loss on derivative instruments (note 8)	1,776	4,366
Depreciation and amortization	59,178	60,523
Equity income	(5,128)	(584)
Income tax (recovery) expense (note 10)	13,934	(4,253)
Other	(8)	2,743
Loss on Sale of Assets and Write-Down of Assets	191	0
Change in operating assets and liabilities	60,379	23,198
Expenditures for dry docking	(3,681)	(27,815)
Net operating cash flow	304,871	64,366
FINANCING ACTIVITIES
Proceeds from short-term debt (note 5)	205,000	65,000
Proceeds from long-term debt, net of issuance costs (note 6)	477,822	16,421
Scheduled repayments of long-term debt (note 6)	(8,812)	(50,800)
Prepayments of long-term debt (note 6)	717,368	109,688
Prepayments of short-term debt (note 5)	(245,000)	(50,000)
Proceeds from financing related to sales and leaseback of vessels (note 8)	0	63,720
Scheduled repayments of obligations related to finance leases (note 7)	(12,269)	(12,073)
Other	(562)	(126)
Net financing cash flow	(301,189)	(77,546)
INVESTING ACTIVITIES
Proceeds from sale of assets (note 15)	75,214	0
Expenditures for vessels and equipment	(3,076)	(6,545)
Loan repayments from equity-accounted joint venture	3,500	0
Net investing cash flow	75,638	(6,545)
Increase (decrease) in cash, cash equivalents and restricted cash	79,320	(19,725)
Cash, cash equivalents and restricted cash, beginning of the period	96,790	60,507
Cash, cash equivalents and restricted cash, end of the period	176,110	40,782
Freight Tax [Member]
Non-cash items:
Income tax (recovery) expense (note 10)	$ (12,873)	$ 3,795